Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 27, 2015

with respect to

Thrivent Growth and Income Plus Fund

Thrivent Balanced Income Plus Fund

Thrivent Diversified Income Plus Fund

Thrivent Opportunity Income Plus Fund

1.	The disclosure before the table in “Principal Strategies” in the “Summary Section” of the prospectus for Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, and Thrivent Diversified Income Plus Fund is hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests in a combination of equity securities and debt securities within the ranges shown in the following table:

2.	The disclosure before the table in “Principal Strategies” in the “Summary Section” of the prospectus for Thrivent Opportunity Income Plus Fund is hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests in a broad range of debt securities and may invest in equity securities to a limited extent, as shown in the following table:

3.	The disclosure after the table in “Principal Strategies” in the “Summary Section” of the prospectus for Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, and Thrivent Diversified Income Plus Fund is hereby deleted and replaced with the following:

The equity securities in which the Fund invests are primarily income-producing and may include common stock, preferred stock, securities convertible into common stock, or securities or other instruments the price of which is linked to the value of common stock. Under normal circumstances, the Fund intends to invest in real estate investment trusts (“REITs”).

The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Fund may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Fund may invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Fund may utilize derivatives, including credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

The Adviser may invest in foreign securities, including those of issuers in emerging markets. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.

4.	The disclosure after the table in “Principal Strategies” in the “Summary Section” of the prospectus for Thrivent Opportunity Income Plus Fund is hereby deleted and replaced with the following:

The debt securities in which the Fund invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the Adviser. The Fund may also invest in leveraged loans, which are senior secured loans that are made by banks or other lending institutions to companies that are rated below investment grade. In addition, the Fund may invest in investment-grade corporate bonds, asset-backed securities, mortgage-backed securities (including commercially backed ones), convertible bonds, and sovereign and emerging market debt (both U.S. dollar and non-U.S. dollar denominated).

The Fund may utilize derivatives, including credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

The Adviser may invest in foreign securities, including those of issuers in emerging markets. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.

5.	The following risk is hereby added to “Principal Risks” in the “Summary Section” and to “More About Investment Strategies and Risks—Glossary of Principal Risks” of the prospectus for Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, Thrivent Diversified Income Plus Fund, and Thrivent Opportunity Income Plus Fund:

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

6.	The following risk is hereby added to “Principal Risks” in the “Summary Section” and to “More About Investment Strategies and Risks—Glossary of Principal Risks” of the prospectus for Thrivent Growth and Income Plus Fund, Thrivent Balanced Income Plus Fund, and Thrivent Diversified Income Plus Fund:

Real Estate Investment Trust (“REIT”) Risk. REITs generally can be divided into three types: equity REITs, mortgage REITs and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and incomes from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.

7.	The following risks are hereby added to “Principal Risks” in the “Summary Section” and to “More About Investment Strategies and Risks—Glossary of Principal Risks” of the prospectus for Thrivent Diversified Income Plus Fund:

Foreign Securities Risk. To the extent the Fund is exposed to foreign securities, it is subject to various risks associated with such securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities also may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities. All of these risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries.

Preferred Securities Risk. There are certain additional risks associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer; preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.

8.	The disclosure in “Portfolio Manager(s)” in the “Summary Section” and in “Management, Organization and Capital Structure—Portfolio Management” of the prospectus for Thrivent Growth and Income Plus Fund is hereby deleted and replaced with the following:

Stephen D. Lowe, CFA has served as a portfolio manager of the Fund since 2013. Mark L. Simenstad, CFA, Darren M. Bagwell, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Fund since 2015. Mr. Lowe has served has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.

9.	The disclosure in “Portfolio Manager(s)” in the “Summary Section” and in “Management, Organization and Capital Structure—Portfolio Management” of the prospectus for Thrivent Balanced Income Plus Fund is hereby deleted and replaced with the following:

Darren M. Bagwell, CFA has served as a portfolio manager of the Fund since 2005. Stephen D. Lowe, CFA has served as a portfolio manager of the Fund since 2013. Mark L. Simenstad, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Fund since 2015. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.

10.	The disclosure in “Portfolio Manager(s)” in the “Summary Section” and in “Management, Organization and Capital Structure—Portfolio Management” of the prospectus for Thrivent Diversified Income Plus Fund is hereby deleted and replaced with the following:

Mark L. Simenstad, CFA has served as a portfolio manager of the Fund since 2006. Stephen D. Lowe, CFA, Darren M. Bagwell, CFA, Noah J. Monsen, CFA, and Reginald L. Pfeifer, CFA have served as portfolio managers of the Fund since 2015. Mr. Simenstad is Vice President of Fixed Income Mutual Funds and Separate Accounts and has been with Thrivent Financial since 1999. Mr. Lowe has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2009. Mr. Bagwell has been with Thrivent Financial since 2002 in an investment management capacity and currently is the firm’s Director of Equity Research. Mr. Monsen has been with Thrivent Financial since 2000 and has served in an investment management capacity since 2008. Mr. Pfeifer has been with Thrivent Financial since 1990 and has served as an equity portfolio manager since 2003.

11.	The disclosure in “Portfolio Manager(s)” in the “Summary Section” and in “Management, Organization and Capital Structure—Portfolio Management” of the prospectus for Thrivent Opportunity Income Plus Fund is hereby deleted and replaced with the following:

Michael G. Landreville, CFA, CPA (inactive) has served as a portfolio manager of the Fund since 2002. Gregory R. Anderson, CFA, CPA (inactive) has served as a portfolio manager of the Fund since 2005. Conrad E. Smith, CFA has served as portfolio manager of the Fund since 2013. Paul J. Ocenasek, CFA and Kent L. White, CFA have served as portfolio managers of the Fund since 2015. Mr. Anderson has been with Thrivent Financial since 1997 and has served as a portfolio manager since 2000. Mr. Landreville has been with Thrivent Financial since 1983 and has served as a portfolio manager since 1998. Mr. Smith has been with Thrivent Financial since 2004 and also manages the leveraged loan portfolio and the high yield bond portfolio of Thrivent Financial’s general account. Mr. Ocenasek has been with Thrivent Financial since 1987 and has served in a portfolio management capacity since 1997. Mr. White is the Director of Investment Grade Research at Thrivent Financial and has been with the firm since 1999.

The date of this Supplement is May 4, 2015.

Please include this Supplement with your Prospectus.

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